UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GEM Realty Advisors, L.L.C
Address: 900 N. Michigan Avenue
         Suite 1450
         Chicago, IL  60611

13F File Number:  28-10863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael A. Elrad
Title:     Vice President
Phone:     (312) 915 - 2864

Signature, Place, and Date of Signing:

     /s/ Michael A. Elrad     Chicago, IL/USA     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $452,507 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANNALY CAP MGMT INC            COM              035710409      505    36400 SH       SOLE                    36400        0        0
AVALONBAY CMNTYS INC           COM              053484101    16760   356134 SH       SOLE                   356134        0        0
BRE PROPERTIES INC             NOTE 4.125% 8/1  05564EBH8     5045  6000000 SH       SOLE                  6000000        0        0
CENTEX CORP                    COM              152312104     3160   421300 SH       SOLE                   421300        0        0
DEVELOPERS DIVERSIFIED RLTY    NOTE 3.000% 3/1  251591AS2     4833 10000000 SH       SOLE                 10000000        0        0
ESSEX PPTY TR INC              COM              297178105    24071   419800 SH       SOLE                   419800        0        0
KIMCO REALTY CORP              COM              49446R109     4551   597300 SH       SOLE                   597300        0        0
LENNAR CORP                    CL A             526057104    37817  5035600 SH       SOLE                  5035600        0        0
M D C HLDGS INC                COM              552676108    28023   899900 SH       SOLE                   899900        0        0
MARRIOTT INTL INC NEW          CL A             571903202    27310  1669300 SH       SOLE                  1669300        0        0
MFA FINANCIAL INC              COM              55272X102    12754  2169000 SH       SOLE                  2169000        0        0
NVR INC                        COM              62944T105    17880    41800 SH       SOLE                    41800        0        0
POST PPTYS INC                 COM              737464107      496    48900 SH       SOLE                    48900        0        0
PROLOGIS                       NOTE 2.250% 4/0  743410AQ5    44520 79500000 SH       SOLE                 79500000        0        0
PUBLIC STORAGE                 COM              74460D109    28034   507400 SH       SOLE                   507400        0        0
RECKSON OPER PARTNERSHIP L P   DEB 4.000% 6/1   75621LAJ3     2702  3000000 SH       SOLE                  3000000        0        0
REGENCY CTRS CORP              COM              758849103    25499   959700 SH       SOLE                   959700        0        0
RYLAND GROUP INC               COM              783764103    18126  1088000 SH       SOLE                  1088000        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    15748   675900 SH       SOLE                   675900        0        0
SENIOR HSG PPTYS TR            SH BEN INT       81721M109     1539   109800 SH       SOLE                   109800        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    44645  1288820 SH       SOLE                  1288820        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401    32515  2560200 SH       SOLE                  2560200        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101     2428   923109 SH       SOLE                   923109        0        0
TOLL BROTHERS INC              COM              889478103     8766   482700 SH       SOLE                   482700        0        0
VENTAS INC                     COM              92276F100     1002    44300 SH       SOLE                    44300        0        0
VORNADO RLTY TR                SH BEN INT       929042109    38077  1145525 SH       SOLE                  1145525        0        0
VORNADO RLTY TR                DBCV 2.850% 4/0  929042AC3     5701  7500000 SH       SOLE                  7500000        0        0